UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21529

                               The Gabelli Global Utility & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Global Utility & Income Trust

Semiannual Report — June 30, 2017

To Our Shareholders,

For the six months ended June 30, 2017, the net asset value (“NAV”) total return of The Gabelli Global Utility & Income Trust (the “Fund”) was 11.7%, compared with a total return of 8.8% for the Standard & Poor’s (“S&P”) 500 Utilities Index. The total return for the Fund’s publicly traded shares was 19.7%. The Fund’s NAV per share was $21.52, while the price of the publicly traded shares closed at $20.24 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2017.

Comparative Results

Average Annual Returns through June 30, 2017 (a) (Unaudited)

	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception (05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	11.67%	4.72%	2.50%	8.01%	5.01%	7.46%
Investment Total Return (c)	19.74	16.35	5.77	7.45	6.44	7.17
S&P 500 Utilities Index	8.75	2.47	9.37	11.17	6.97	10.44
Lipper Utility Fund Average	7.45	3.10	3.91	9.82	5.75	9.90
S&P 500 Index	9.34	17.90	9.61	14.63	7.18	8.30
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for the rights offering and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE American , reinvestment of distributions, and adjustments for the rights offering. Since inception return is based on an initial offering price of $20.00.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2017:

The Gabelli Global Utility & Income Trust

Energy and Utilities: Integrated	23.2%
Telecommunications	13.9%
U.S. Government Obligations	13.8%
Cable and Satellite	7.9%
Food and Beverage	6.1%
Wireless Communications	3.9%
Water	3.5%
Electric Transmission and Distribution	3.4%
Natural Gas Utilities	3.3%
Electronics	3.0%
Natural Gas Integrated	2.5%
Financial Services	2.3%
Services	2.1%
Diversified Industrial	1.7%
Hotels and Gaming	1.4%
Entertainment	1.0%
Machinery	0.9%
Oil	0.8%
Aerospace	0.8%

Health Care	0.8%
Alternative Energy	0.7%
Business Services	0.6%
Consumer Products	0.5%
Building and Construction	0.3%
Transportation	0.3%
Natural Resources	0.3%
Real Estate	0.3%
Specialty Chemicals	0.2%
Environmental Services	0.2%
Independent Power Producers and Energy Traders	0.1%
Automotive: Parts and Accessories	0.1%
Automotive	0.1%
Metals and Mining	0.0%*
Retail	0.0%*

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 9, 2017, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Global Utility & Income Trust

Schedule of Investments — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 85.8%
	ENERGY AND UTILITIES — 41.8%
	Alternative Energy — 0.7%
	U.S. Companies
15,000	NextEra Energy Partners LP	$362,974	$554,850
6,000	Ormat Technologies Inc.	164,111	352,080

		527,085	906,930

	Electric Transmission and Distribution — 3.4%
	Non U.S. Companies
6,000	Algonquin Power & Utilities Corp.	30,772	63,155
55,000	EDP Renovaveis SA	408,107	437,404
28,000	Enersis Chile SA, ADR	78,326	154,000
11,000	Fortis Inc.	336,284	386,629
20,000	Red Electrica Corp. SA	227,553	417,914
	U.S. Companies
3,000	Consolidated Edison Inc.	143,440	242,460
13,000	Twin Disc Inc.†	215,142	209,820
4,000	Unitil Corp.	175,048	193,240
42,000	WEC Energy Group Inc.	1,584,719	2,577,960

		3,199,391	4,682,582

	Energy and Utilities: Integrated — 23.2%
	Non U.S. Companies
150,000	A2A SpA	276,010	249,103
3,000	Areva SA†	57,303	15,035
20,000	BP plc, ADR	749,559	693,000
180	Brookfield Business Partners LP	5,048	4,869
11,000	Chubu Electric Power Co. Inc.	194,672	145,966
152,000	Datang International Power Generation Co. Ltd., Cl. H†	59,610	48,477
2,000	E.ON SE	20,087	18,841
13,000	E.ON SE, ADR	174,442	122,200
9,760	EDP - Energias de Portugal SA, ADR	262,599	319,689
10,000	Electric Power Development Co. Ltd.	252,321	246,988
5,500	Emera Inc.	152,289	204,469
10,000	Endesa SA	238,331	230,372
80,000	Enel SpA	449,756	428,901
28,000	Enersis Americas SA, ADR	88,325	264,040
1,000	Eni SpA	20,630	15,031
217,100	Hera SpA	426,556	663,544
12,000	Hokkaido Electric Power Co. Inc.	127,300	91,327
18,000	Hokuriku Electric Power Co.	247,654	162,116
17,000	Huaneng Power International Inc., ADR	504,017	472,430
106,482	Iberdrola SA	565,071	843,182
5,000	Iberdrola SA, ADR	158,624	158,625

Shares		Cost	Market Value
34,000	Korea Electric Power Corp., ADR	$392,916	$610,980
22,000	Kyushu Electric Power Co. Inc.	297,967	266,797
10,000	Shikoku Electric Power Co. Inc.	171,759	117,715
12,000	The Chugoku Electric Power Co. Inc.	188,947	132,189
18,000	The Kansai Electric Power Co. Inc.	233,505	247,575
8,000	Tohoku Electric Power Co. Inc.	126,339	110,602
100	Uniper SE	1,124	1,877
2,000	Verbund AG	33,429	38,125
	U.S. Companies
2,000	ALLETE Inc.	71,269	143,360
21,000	Ameren Corp.	816,820	1,148,070
28,000	American Electric Power Co. Inc.	880,267	1,945,160
1,000	Avangrid Inc.	44,083	44,150
5,000	Avista Corp.	145,830	212,300
4,500	Black Hills Corp.	120,509	303,615
9,500	Dominion Energy Inc.	383,435	727,985
17,000	Duke Energy Corp.	754,741	1,421,030
4,000	El Paso Electric Co.	77,953	206,800
32,000	Eversource Energy	700,615	1,942,720
14,000	Great Plains Energy Inc.	295,613	409,920
16,000	Hawaiian Electric Industries Inc.	394,905	518,080
15,500	MGE Energy Inc.	339,986	997,425
9,500	NextEra Energy Inc.	469,460	1,331,235
45,000	NiSource Inc.	354,194	1,141,200
11,000	NorthWestern Corp.	321,444	671,220
39,000	OGE Energy Corp.	481,892	1,356,810
26,000	Otter Tail Corp.	689,260	1,029,600
1,000	PG&E Corp.	33,930	66,370
15,000	Pinnacle West Capital Corp.	610,094	1,277,400
7,000	PPL Corp.	197,367	270,620
29,000	Public Service Enterprise Group Inc.	965,990	1,247,290
17,000	SCANA Corp.	611,080	1,139,170
38,000	The AES Corp.	356,432	422,180
32,400	The Southern Co.	957,957	1,551,312
15,000	Vectren Corp.	360,570	876,600
34,000	Westar Energy Inc.	725,359	1,802,680
27,000	Xcel Energy Inc.	457,904	1,238,760

		19,095,149	32,367,127

	Natural Gas Integrated — 2.5%
	Non U.S. Companies
80,000	Snam SpA	288,733	348,676
	U.S. Companies
6,000	Anadarko Petroleum Corp.	527,039	272,040
3,000	Apache Corp.	145,616	143,790
20,000	CONSOL Energy Inc.†	285,624	298,800
1,000	Energen Corp.†	30,935	49,370
10,000	Kinder Morgan Inc.	185,160	191,600

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
	U.S. Companies (Continued)
35,000	National Fuel Gas Co.	$1,593,566	$1,954,400
4,000	ONEOK Inc.	45,265	208,640

		3,101,938	3,467,316

	Natural Gas Utilities — 3.3%
	Non U.S. Companies
1,500	Enagas SA	37,053	42,060
1,890	Engie	49,337	28,527
9,954	Engie, ADR	302,490	150,803
16,000	Italgas SpA	72,388	80,810
55,000	National Grid plc	860,924	681,823
21,816	National Grid plc, ADR	1,495,916	1,370,481

	U.S. Companies
10,000	Atmos Energy Corp.	246,554	829,500
2,400	Chesapeake Utilities Corp.	46,490	179,880
2,000	Delta Natural Gas Co. Inc.	60,590	60,940
1,000	ONE Gas Inc.	6,172	69,810
14,000	Southwest Gas Holdings Inc.	547,985	1,022,840
2,000	Spire Inc.	70,415	139,500

		3,796,314	4,656,974

	Natural Resources — 0.3%
	U.S. Companies
30,000	California Resources Corp.†	430,423	256,500

	Oil — 0.8%
	Non U.S. Companies
3,600	PetroChina Co. Ltd., ADR	253,612	220,608
10,000	Petroleo Brasileiro SA, ADR†	104,830	79,900
9,000	Royal Dutch Shell plc, Cl. A, ADR	460,931	478,710

	U.S. Companies
1,000	Chevron Corp.	60,050	104,330
2,000	ConocoPhillips	57,019	87,920
4,000	Devon Energy Corp.	119,654	127,880
1,000	Exxon Mobil Corp.	45,500	80,730

		1,101,596	1,180,078

	Services — 2.1%
	Non U.S. Companies
10,000	ABB Ltd., ADR	123,092	249,000
29,520	Enbridge Inc.	634,201	1,175,191
200,000	Weatherford International plc†	1,184,508	774,000

	U.S. Companies
10,000	AZZ Inc.	359,505	558,000

Shares		Cost	Market Value

3,500	Halliburton Co.	$110,825	$149,485
1,400	National Oilwell Varco Inc.	40,391	46,116

		2,452,522	2,951,792

	Water — 3.5%
	Non U.S. Companies
5,000	Consolidated Water Co. Ltd.	60,554	62,000
115,000	Severn Trent plc	2,731,939	3,268,254
37,090	United Utilities Group plc	366,828	419,073

	U.S. Companies
10,000	Aqua America Inc.	119,790	333,000
5,400	California Water Service Group	76,295	198,720
4,000	Middlesex Water Co.	75,033	158,400
8,500	SJW Group	150,810	418,030

		3,581,249	4,857,477

	Natural Resources — 0.0%
	Non U.S. Companies
14,000	Cameco Corp.	142,290	127,400

	Diversified Industrial — 1.7%
	Non U.S. Companies
11,000	Bouygues SA	377,360	463,851
15,800	Jardine Matheson Holdings Ltd.	858,553	1,014,360
17,000	Jardine Strategic Holdings Ltd.	566,077	708,730

	U.S. Companies
7,000	General Electric Co.	179,490	189,070

		1,981,480	2,376,011

	Environmental Services — 0.2%
	Non U.S. Companies
500	Suez	0	9,260
12,000	Veolia Environnement SA	184,423	253,558

		184,423	262,818

	Independent Power Producers and Energy Traders — 0.1%
	U.S. Companies
10,000	NRG Energy Inc.	236,049	172,200

	TOTAL ENERGY AND UTILITIES	39,829,909	58,265,205

	COMMUNICATIONS — 25.6%
	Cable and Satellite — 7.9%
	Non U.S. Companies
10,000	Cogeco Inc.	195,069	520,512
15,000	ITV plc	40,909	35,440
25,105	Liberty Global plc, Cl. A†	509,910	806,372
65,000	Liberty Global plc, Cl. C†	1,318,204	2,026,702
7,028	Liberty Global plc LiLAC, Cl. A†	170,795	153,000

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
	Non U.S. Companies (Continued)
15,018	Liberty Global plc LiLAC, Cl. C†	$371,179	$321,535
59,000	Rogers Communications Inc., Cl. B	2,337,872	2,785,390
85,000	Sky plc	1,045,152	1,100,445

	U.S. Companies
723	Charter Communications Inc., Cl. A†	98,844	243,543
24,000	Comcast Corp., Cl. A	260,264	934,080
26,000	DISH Network Corp., Cl. A†	444,440	1,631,760
6,000	EchoStar Corp., Cl. A†	150,819	364,200
168	Liberty Broadband Corp., Cl. B†	8,321	14,574

		6,951,778	10,937,553

	Telecommunications — 13.8%
	Non U.S. Companies
48,641	BCE Inc., Toronto	1,562,690	2,190,791
48,000	BT Group plc, ADR	797,409	931,680
40,000	Deutsche Telekom AG, ADR	658,775	720,600
128,255	Global Telecom Holding SAE†	78,433	49,122
1,375,000	Koninklijke KPN NV	4,141,296	4,398,857
15,000	Koninklijke KPN NV, ADR	114,993	48,600
5,000	Orange SA, ADR	59,302	79,900
29,651	Orascom Telecom Media and Technology Holding SAE, GDR	43,481	8,895
80,000	Pharol SGPS SA†	19,399	27,868
13,000	Proximus SA	331,463	454,794
1,200	Swisscom AG	384,765	579,038
1,000	Swisscom AG, ADR	43,980	48,500
20,000	Telecom Italia SpA†	19,045	18,457
9,000	Telefonica Brasil SA, ADR	151,115	121,410
39,300	Telefonica Deutschland Holding AG	212,007	196,289
51,063	Telefonica SA, ADR	738,740	530,545
70,000	Telekom Austria AG	606,149	550,060
23,000	Telenet Group Holding NV†	1,047,596	1,448,763
1,000	Telesites SAB de CV†	759	735
60,000	VEON Ltd., ADR	317,695	234,600

	U.S. Companies
60,000	AT&T Inc.	2,118,827	2,263,800
21,000	CenturyLink Inc.	658,367	501,480
20,000	Cincinnati Bell Inc.†	321,280	391,000
20,000	Level 3 Communications Inc.†	768,703	1,186,000
36,000	Sprint Corp.†	188,325	295,560
1,000	T-Mobile US Inc.†	22,694	60,620
41,725	Verizon Communications Inc.	1,709,411	1,863,439

		17,116,699	19,201,403

Shares		Cost	Market Value
	Wireless Communications — 3.9%
	Non U.S. Companies
1,000	America Movil SAB de CV, Cl. L, ADR	$15,150	$15,920
34,000	Millicom International Cellular SA, SDR	2,362,456	2,008,190
4,000	Mobile TeleSystems PJSC, ADR	54,874	33,520
2,000	SK Telecom Co. Ltd., ADR	40,399	51,340
22,000	Turkcell Iletisim Hizmetleri A/S, ADR	254,375	180,400
100,000	Vodafone Group plc, ADR	3,938,532	2,873,000
	U.S. Companies
8,000	United States Cellular Corp.†	284,005	306,560

		6,949,791	5,468,930

	TOTAL COMMUNICATIONS	31,018,268	35,607,886

	OTHER — 18.4%
	Aerospace — 0.8%
	Non U.S. Companies
101,300	Rolls-Royce Holdings plc	830,752	1,175,575
7,192,300	Rolls-Royce Holdings plc, Cl. C†	9,243	9,368

		839,995	1,184,943

	Automotive — 0.1%
	Non U.S. Companies
1,000	Ferrari NV	40,882	86,020

	Automotive: Parts and Accessories — 0.1%
	Non U.S. Companies
2,000	Linamar Corp.	85,551	98,581

	Building and Construction — 0.0%
	Non U.S. Companies
500	Acciona SA	25,414	44,007

	Business Services — 0.6%
	Non U.S. Companies
46,000	Sistema PJSC, GDR	336,473	192,280

	U.S. Companies
22,000	Diebold Nixdorf Inc.	705,584	616,000

		1,042,057	808,280

	Consumer Products — 0.5%
	Non U.S. Companies
35,000	Scandinavian Tobacco Group A/S	547,569	569,862
	U.S. Companies
1,000	The Procter & Gamble Co.	80,450	87,150

		628,019	657,012

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Electronics — 3.0%
	Non U.S. Companies
110,000	Sony Corp., ADR	$2,105,643	$4,200,900

	Entertainment — 1.0%
	Non U.S. Companies
25,000	Grupo Televisa SAB, ADR	701,675	609,250
33,000	Vivendi SA	855,063	734,598

		1,556,738	1,343,848

	Financial Services — 2.3%
	Non U.S. Companies
12,000	Deutsche Bank AG	144,814	213,480
6,000	GAM Holding AG	57,606	80,405
16,000	Kinnevik AB, Cl. A	450,893	566,145
82,000	Resona Holdings Inc.	421,319	450,918
53	Trisura Group Ltd.†	1,495	884
	U.S. Companies
1,500	M&T Bank Corp.	167,637	242,925
10,000	The Bank of New York Mellon Corp.	398,640	510,200
600	The Goldman Sachs Group Inc.	96,127	133,140
10,000	The Hartford Financial Services Group Inc.	343,640	525,700
3,000	The PNC Financial Services Group Inc.	250,251	374,610
1,500	UGI Corp.	41,980	72,615

		2,374,402	3,171,022

	Food and Beverage — 6.1%
	Non U.S. Companies
160	Chocoladefabriken Lindt & Sprungli AG	818,335	927,730
3,000	Chr. Hansen Holding A/S	114,931	218,191
80,000	Davide Campari-Milano SpA	346,184	563,766
5,000	Diageo plc	145,283	147,731
12,500	Diageo plc, ADR	1,490,848	1,497,875
7,500	Heineken NV	513,513	729,236
17,000	Nestlé SA	1,241,281	1,479,456
50,000	Parmalat SpA	163,027	173,036
3,000	Pernod Ricard SA	345,918	401,752
1,000	Yakult Honsha Co. Ltd.	51,696	68,015
	U.S. Companies
75,000	Cott Corp.	595,645	1,083,000
5,000	General Mills Inc.	250,420	277,000
1,200	International Flavors & Fragrances Inc.	120,743	162,000

Shares		Cost	Market Value
8,000	McCormick & Co. Inc., Non-Voting	$565,286	$780,080

		6,763,110	8,508,868

	Health Care — 0.8%
	U.S. Companies
8,000	Johnson & Johnson	785,388	1,058,320
4,000	Owens & Minor Inc.	140,388	128,760

		925,776	1,187,080

	Hotels and Gaming — 1.4%
	Non U.S. Companies
115,000	Genting Singapore plc	118,736	90,630
340,000	Mandarin Oriental International Ltd.	560,861	680,000
330,000	The Hongkong & Shanghai Hotels Ltd.	395,985	595,969
	U.S. Companies
10,000	Ryman Hospitality Properties Inc.	458,079	640,100

		1,533,661	2,006,699

	Machinery — 0.9%
	Non U.S. Companies
80,000	CNH Industrial NV	595,967	910,400
	U.S. Companies
6,000	Xylem Inc.	173,899	332,580

		769,866	1,242,980

	Metals and Mining — 0.0%
	U.S. Companies
3,500	Ampco-Pittsburgh Corp.	68,602	51,625

	Real Estate — 0.3%
	U.S. Companies
9,000	Brookfield Asset Management Inc., Cl. A	147,999	352,890

	Specialty Chemicals — 0.2%
	U.S. Companies
11,000	Axalta Coating Systems Ltd.†	321,223	352,440

	Transportation — 0.3%
	U.S. Companies
6,000	GATX Corp.	225,750	385,620

	TOTAL OTHER	19,454,688	25,682,815

	TOTAL COMMON STOCKS	90,302,865	119,555,906

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Shares		Cost	Market Value
	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
	U.S. Companies
1,600	Cincinnati Bell Inc., 6.750%, Ser. B	$36,882	$80,016

	RIGHTS — 0.0%
	OTHER — 0.0%
	Retail — 0.0%
	Non U.S. Companies
60,000	Safeway Casa Ley, CVR, expire 01/30/19†	10,159	29,100
60,000	Safeway PDC, CVR, expire 01/30/18†	0	900

	TOTAL RIGHTS	10,159	30,000

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
	Non U.S. Companies
6,000	Bharti Airtel Ltd., expire 11/30/20†(a)	32,855	30,000

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.3%
	OTHER — 0.3%
	Building and Construction — 0.3%
	U.S. Companies
$ 525,000	Layne Christensen Co. 4.250%, 11/15/18	520,556	469,547

	U.S. GOVERNMENT OBLIGATIONS — 13.8%
19,219,000	U.S. Treasury Bills, 0.622% to 1.106%††, 07/06/17 to 12/21/17(b)	19,185,914	19,184,690

TOTAL INVESTMENTS — 100.0%		$110,089,231	139,350,159

Notional Amount		Termination Date	Unrealized Appreciation/ (Depreciation)
	EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS (c) — 0.0%
$ 599,215	Rolls-Royce Holdings plc	06/28/18	$(19,112)
	(50,000 Shares)
4,615	Rolls-Royce Holdings plc, Cl. C	06/28/18	9
	(3,550,000 Shares)

	TOTAL EQUITY CONTRACT FOR DIFFERENCE SWAP AGREEMENTS		(19,103)

Market Value

Other Assets and Liabilities (Net)	445,867

PREFERRED STOCK
(1,026,082 preferred shares outstanding)	(51,304,100)

NET ASSETS — COMMON SHARES
(4,111,297 common shares outstanding)	$88,472,823

NET ASSET VALUE PER COMMON SHARE
($88,472,823 ÷ 4,111,297 shares outstanding)	$21.52

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of Rule 144A securities amounted to $30,000 or 0.02% of total investments.

(b)	At June 30, 2017, $3,350,000 of the principal amount was pledged as collateral for equity contract for difference swap agreements.
(c)	At June 30, 2017, the Fund had entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Schedule of Investments (Continued) — June 30, 2017 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
United States	53.2%	$74,074,256
Europe	31.3	43,685,827
Canada	6.5	8,988,892
Japan	4.5	6,241,109
Latin America	3.1	4,302,254
Asia/Pacific	1.4	1,999,804
Africa/Middle East	0.0	58,017

Total Investments	100.0%	$139,350,159

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments, at value (cost $110,089,231)	$139,350,159
Cash	76,836
Dividends and interest receivable	538,675
Prepaid expenses	18,881
Deferred offering expense	4,539
Unrealized appreciation on swap contracts	9

Total Assets	139,989,099

Liabilities:
Distributions payable	27,077
Payable for payroll expenses	31,117
Payable for investment advisory fees	58,398
Payable for accounting fees	11,250
Payable for legal and audit fees	30,718
Unrealized depreciation on swap contracts	19,112
Payable for shareholder communications expenses	17,532
Payable for custodian fees	10,923
Other accrued expenses	6,049

Total Liabilities	212,176

Preferred Shares:
Series A Cumulative Preferred Shares ($50 liquidation value, $0.001 par value, 1,200,000 shares authorized with 1,026,082 shares issued and outstanding)	51,304,100

Net Assets Attributable to Common Shareholders	$88,472,823

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$59,547,226
Accumulated net investment income	90,093
Accumulated net realized loss on investments, swaps contracts, and foreign currency transactions	(407,944)
Net unrealized appreciation on investments	29,260,928
Net unrealized depreciation on swap contracts	(19,103)
Net unrealized appreciation on foreign currency translations	1,623

Net Assets	$88,472,823

Net Asset Value per Common Share:
($88,472,823 ÷ 4,111,297 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$21.52

Statement of Operations

For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $118,284)	$2,134,052
Interest	74,282

Total Investment Income	2,208,334

Expenses:
Investment advisory fees	348,363
Payroll expenses	60,792
Shareholder communications expenses	38,960
Trustees’ fees	25,864
Legal and audit fees	25,656
Accounting fees	22,500
Custodian fees	16,217
Shareholder services fees	14,737
Interest expense	1,557
Miscellaneous expenses	27,536

Total Expenses	582,182

Less:
Expenses paid indirectly by broker (See Note 3)	(940)

Net Expenses	581,242

Net Investment Income	1,627,092

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments	305,628
Net realized gain on swap contracts	175,013
Net realized loss on foreign currency transactions	(191,478)

Net realized gain on investments, swap contracts, and foreign currency transactions	289,163

Net change in unrealized appreciation/depreciation:
on investments	8,250,970
on swap contracts	(10,997)
on foreign currency translations	215,642

Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	8,455,615

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	8,744,778

Net Increase in Net Assets Resulting from Operations	10,371,870

Total Distributions to Preferred Stock Shareholders	(974,778)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$9,397,092

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31, 2016
Operations:
Net investment income	$ 1,627,092		$ 3,211,140
Net realized gain on investments, swap contracts, and foreign currency transactions	289,163		3,548,842
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	8,455,615		1,025,046

Net Increase in Net Assets Resulting from Operations	10,371,870		7,785,028

Distributions to Preferred Shareholders:
Net investment income	(880,378	)*	(960,299)
Net realized gain	(94,400	)*	(794,017)

Total Distributions to Preferred Shareholders	(974,778)		(1,754,316)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	9,397,092		6,030,712

Distributions to Common Shareholders:
Net investment income	(666,030	)*	(2,423,489)
Net realized gain	(74,003	)*	(2,003,843)
Return of capital	(1,726,745	)*	(506,224)

Total Distributions to Common Shareholders	(2,466,778)		(4,933,556)

Net Increase in Net Assets Attributable to Common Shareholders	6,930,314		1,097,156

Net Assets Attributable to Common Shareholders:
Beginning of year	81,542,509		80,445,353

End of period (including undistributed net investment income of $90,093 and $9,409, respectively)	$88,472,823		$81,542,509

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016	2015		2014		2013	2012
Operating Performance:
Net asset value, beginning of year	$19.83		$19.57	$21.93		$22.36		$20.44	$20.57

Net investment income	0.40		0.78	0.60		0.86		0.44	0.51
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	2.12		1.11	(1.39)		0.47		4.13	0.56

Total from investment operations	2.52		1.89	(0.79)		1.33		4.57	1.07

Distributions to Preferred Shareholders: (a)
Net investment income	(0.21	)*	(0.24)	(0.25)		(0.30)		(0.29)	—
Net realized gain	(0.02	)*	(0.19)	(0.12)		(0.26)		(0.17)	—

Total distributions to preferred shareholders	(0.23)		(0.43)	(0.37)		(0.56)		(0.46)	—

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	2.29		1.46	(1.16)		0.77		4.11	1.07

Distributions to Common Shareholders:
Net investment income	(0.16	)*	(0.59)	(0.22)		(0.39)		(0.25)	(0.55)
Net realized gain	(0.02	)*	(0.49)	(0.11)		(0.33)		(0.15)	(0.32)
Return of capital	(0.42	)*	(0.12)	(0.87)		(0.48)		(0.80)	(0.33)

Total distributions to common shareholders	(0.60)		(1.20)	(1.20)		(1.20)		(1.20)	(1.20)

Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	—		—	—		—		0.01	(0.00	)(b)
Decrease in net asset value from common shares issued in rights offering	—		—	—		—		(0.88)	—
Increase/(Decrease) in net asset value from repurchase of common shares	—		—	0.00	(b)	(0.00	)(b)	—	—
Net decrease from costs charged to repurchase of common shares	—		—	(0.00	)(b)	—		—	—
Offering expenses charged to paid-in capital	—		—	—		(0.00	)(b)	(0.12)	—

Total Fund share transactions	—		—	0.00	(b)	(0.00	)(b)	(0.99)	(0.00	)(b)

Net Asset Value Attributable to Common Shareholders, End of Period	$21.52		$19.83	$19.57		$21.93		$22.36	$20.44

NAV total return †	11.67%		7.53%	(5.52)%		3.53%		21.54%	5.42%

Market value, end of period	$20.24		$16.80	$16.70		$19.43		$20.04	$20.88

Investment total return **	19.74%		7.81%	(8.16)%		2.98%		7.32%	5.09%

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2017 (Unaudited)		Year Ended December 31,
			2016		2015		2014	2013	2012
Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$139,777		$132,847		$131,749		$141,789	$143,724	—
Net assets attributable to common shares, end of period (in 000’s)	$ 88,473		$ 81,543		$ 80,445		$ 90,167	$ 92,103	$63,256
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	3.80	%(c)	3.83%		2.81%		3.85%	2.40%	2.50%
Ratio of operating expenses to average net assets attributable to common shares	1.36	%(c)(d)	1.39	%(d)(e)	1.41	%(d)	1.39%	1.22%	1.24%
Ratio of operating expenses to average net assets including liquidation value of preferred shares	0.85	%(c)(d)	0.86	%(d)(e)	0.89	%(d)	0.89%	0.74%	—
Portfolio turnover rate	3.0%		21.8%		14.2%		26.6%	28.2%	6.0%
Preferred Shares:
Series A Cumulative Preferred Shares
Liquidation value, end of period (in 000’s)	$ 51,304		$ 51,304		$ 51,304		$ 51,621	$ 51,621	—
Total shares outstanding (in 000’s)	1,026		1,026		1,026		1,032	1,032	—
Liquidation preference per share	$ 50.00		$ 50.00		$ 50.00		$ 50.00	$ 50.00	—
Average market value(f)	$ 51.13		$ 51.17		$ 50.49		$ 50.55	$ 50.88	—
Asset coverage per share	$ 136.22		$ 129.47		$ 128.40		$ 137.34	$ 139.21	—
Asset coverage	272%		259%		257%		275%	278%	—

†

Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
**

Based on market value per share at initial public offering of $20.00 per share, adjusted for reinvestments of distributions at prices obtained under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.

(a)	Calculated based on average common shares outstanding on the record dates through each period.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2017 and the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

(e)

During the year ended December 31, 2016, the fund received one time reimbursement of custody expenses paid in prior years. Had such reimbursement been included in 2016, the expense ratios would have been 1.18% attributable to common shares and 0.73% including liquidation value of preferred shares.

(f)	Based on weekly prices.

See accompanying notes to financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Utility & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on March 8, 2004 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on May 28, 2004.

The Fund’s investment objective is to seek a consistent level of after-tax total return over the long term with an emphasis currently on qualified dividends. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities (including preferred securities) of domestic and foreign companies involved to a substantial extent in providing products, services, or equipment for the generation or distribution of electricity, gas, or water and infrastructure operations, and in equity securities (including preferred securities) of companies in other industries, in each case in such securities that are expected to pay periodic dividends.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES (a)	$ 58,265,205	—	—	$ 58,265,205
COMMUNICATIONS
Cable and Satellite
U.S. Companies	3,173,583	$14,574	—	3,188,157
Other Industries (a)	32,419,729	—	—	32,419,729
OTHER
Aerospace
Non U.S. Companies	1,175,575	—	$9,368	1,184,943
Other Industries (a)	24,497,872	—	—	24,497,872
Total Common Stocks	119,531,964	14,574	9,368	119,555,906
Convertible Preferred Stocks (a)	80,016	—	—	80,016
Rights (a)	—	30,000	—	30,000
Warrants (a)	—	30,000	—	30,000
Convertible Corporate Bonds (a)	—	469,547	—	469,547
U.S. Government Obligations	—	19,184,690	—	19,184,690
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$119,611,980	$19,728,811	$9,368	$139,350,159

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/17
OTHER FINANCIAL INSTRUMENTS:*
ASSETS (Unrealized Appreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreements	—	$ 9	—	$ 9
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACT
Contract for Difference Swap Agreements	—	(19,112)	—	(19,112)
TOTAL OTHER FINANCIAL INSTRUMENTS:	—	$(19,103)	—	$(19,103)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2017 are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund has entered into equity contract for difference swap agreements with The Goldman Sachs Group, Inc. Details of the swaps at June 30, 2017 are reflected within the Schedule of Investments and further details are as follows:

Notional Amount	Equity Security Received	Interest Rate/ Equity Security Paid	Termination Date	Net Unrealized Appreciation/(Depreciation)
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:

$599,215 (50,000 Shares)	Rolls-Royce Holdings plc	Rolls-Royce Holdings plc	06/28/18	$(19,112)
$ 4,615 (3,550,000 Shares)	Rolls-Royce Holdings plc, Cl. C	Rolls-Royce Holdings plc, Cl. C	06/28/18	9

				$(19,103)

The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2017 had an average monthly notional amount of approximately $497,183.

As of June 30, 2017, the value of equity contract for difference swap agreements can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on swap contracts and under Liabilities, Unrealized depreciation on swap contracts. For the six months ended June 30, 2017, the effect of equity contract for difference swap agreements can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts outstanding at June 30, 2017. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2017 had an average monthly notional amount of approximately $3,500,000, while outstanding.

For the six months ended June 30, 2017, the effect of forward foreign exchange contracts can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized loss on foreign currency transactions and Net change in unrealized appreciation/depreciation on foreign currency translations.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2017, the Fund’s derivative assets and liabilities (by type) are as follows:

	Gross Amounts of Recognized Assets Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Assets
Equity Contract for Difference Swap Agreements	$9	$(9)	—

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Liabilities
Equity Contract for Difference Swap Agreements	$19,112	$(9)	$19,103

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund for the benefit of the counterparty as of June 30, 2017:

	Net Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Counterparty
The Goldman Sachs Group Inc.	$19,103	$(19,103)	—	—

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2017, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, and timing differences. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended December 31, 2016 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term gains)	$2,520,340	$998,676
Net long term capital gains	1,906,992	755,640
Return of capital	506,224	—

Total distributions paid	$4,933,556	$1,754,316

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments, swap contracts, and foreign currency translations.	$20,295,615
Other temporary differences*	(27,077)

Total.	$20,268,538

*	Other temporary differences were primarily due to current year dividends payable.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2017:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$110,609,891	$34,138,896	$(5,398,628)	$28,740,268

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2017, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2017, the Adviser has reviewed all open tax years and concluded that there was no impact to

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, currently equal on an annual basis to 0.50% of the value of the Fund’s average weekly total assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2017, the Fund paid $3,152 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2017, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $940.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2017, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). During the six months ended June 30, 2017, the Fund paid or accrued $60,792 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Trustee receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2017, other than short term securities and U.S. Government obligations, aggregated $4,034,174 and $3,458,752, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2017 and the year ended December 31, 2016, the Fund did not repurchase and retire any shares in the open market.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

In April 2013, the Fund distributed transferable rights for each of the 3,097,284 common shares outstanding. Three rights were required to purchase one additional common share and one newly issued Series A Cumulative Puttable and Callable Preferred Share (“Series A Preferred”) at the combined subscription price of $68.50 (consisting of $18.50 for each common share plus $50.00 for each Series A Preferred share). On June 19, 2013, the Fund issued 1,032,428 common shares and 1,032,428 Series A Preferred, receiving $70,286,465, after the deduction of offering expenses and solicitation fees of $369,721 and $65,132, respectively. The NAV per share of the Fund was reduced by approximately $1.00 as a result of the issuance of common shares below NAV.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative and the liquidation value is $50 per share. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Series A Preferred Shares at the redemption price of $50 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The Series A Preferred had an annual dividend rate of 6.00% for the four dividend periods beginning in September 2013 ending on or prior to June 26, 2014, and 3.00% for the subsequent eight dividend periods ending on or prior to June 26, 2016. The Board increased the annual dividend rate to 3.8%, effective for the dividend periods after the dividend period ended June 26, 2016. The annual dividend rate of 3.8% was determined based on the terms of the Series A Preferred shares. During the year ended December 31, 2015, 6,346 Series A Preferred were put back to the Fund at $50 liquidation value plus accrued dividends. The Fund will redeem all or any part of the Series A Preferred that holders have properly submitted for redemption during the thirty day period prior to June 26, 2018 at the liquidation value plus any accumulated and unpaid dividends. The Series A Preferred is noncallable before June 19, 2018. At June 30, 2017, 1,026,082 Series A Preferred were outstanding and accrued dividends amounted to $27,077.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Industry Concentration. Because the Fund primarily invests in common stocks and other securities of foreign and domestic companies in the utility industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broad range of investments.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Utility & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Shareholder Meeting – May 15, 2017 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 15, 2017 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Salvatore J. Zizza as Trustee of the Fund. A total of 4,454,329 votes were cast in favor of the Trustee and a total of 243,517 votes were withheld for the Trustee. In addition, preferred shareholders, voting as a separate class, elected Anthony J. Colavita, as a Trustee of the Fund. A total of 805,271 votes were cast in favor of this Trustee and a total of 107,377 votes were withheld for this Trustee.

James P. Conn, Vincent D. Enright, Michael J. Melarkey, and Salvatore M. Salibello, CPA, continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on May 17, 2017, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance of the Fund and the Adviser. The Independent Board Members reviewed the performance of the Fund for the one, three, five, and ten year periods ended March 31, 2017 against a peer group of utility and infrastructure funds selected by the Adviser (the “Adviser Peer Group”) and against a peer group consisting of funds in the Fund’s Lipper category (the “Lipper Peer Group”). The Independent Board Members noted that the Fund’s performance for these periods generally ranked below the median and was the most favorable relative to the Adviser Peer Group and the Lipper Peer Group for the ten year period.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found such profitability to be reasonable. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was above average and the Fund’s size was below average within the applicable peer groups. The Independent Board Members were presented with, but did not consider material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio advisory services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability

The Gabelli Global Utility & Income Trust

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGLUX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GLOBAL UTILITY & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Anthony J. Colavita	Bruce N. Alpert
President,	President
Anthony J. Colavita, P.C.
Andrea R. Mango
James P. Conn	Secretary & Vice President
Former Managing Director &
Chief Investment Officer,	Agnes Mullady
Financial Security Assurance	Vice President
Holdings Ltd.
John C. Ball
Vincent D. Enright	Treasurer
Former Senior Vice President &
Chief Financial Officer,	Richard J. Walz
KeySpan Corp.	Chief Compliance Officer

Michael J. Melarkey	David I. Schachter
Of Counsel,	Vice President
McDonald Carano Wilson LLP
Adam E. Tokar
Salvatore M. Salibello, CPA	Vice President & Ombudsman
Senior Partner,
Bright Side Consulting	INVESTMENT ADVISER

Salvatore J. Zizza	Gabelli Funds, LLC
Chairman,	One Corporate Center
Zizza & Associates Corp.	Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GLU Q2/2017

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/17 through 01/31/17	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #2 02/01/17 through 02/28/17	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #3 03/01/17 through 03/31/17	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #4 04/01/17 through 04/30/17	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #5 05/01/17 through 05/31/17	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Month #6 06/01/17 through 06/30/17	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 4,111,297 Preferred Series A – 1,026,082
Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $50.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/24/2017

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/24/2017

* Print the name and title of each signing officer under his or her signature.